Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
29. Derivative Financial Instruments and Hedging
Risk management policy
The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.
The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk that are associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.
The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2020 and 2021.
(a) Cash flow hedges
The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net losses of ¥503 million, gains of ¥2,171 million and losses of ¥5,779 million during fiscal 2019, 2020 and 2021, respectively. The amount of net derivative losses, ¥44 million, included in other comprehensive income (loss), net of applicable income taxes at March 31, 2021 will be reclassified into earnings within fiscal 2022.
(b) Fair value hedges
The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign exchange contracts to minimize foreign currency exposures on bonds in foreign currencies. The Company and certain overseas subsidiaries use interest rate swap agreements to hedge interest rate exposure of the fair values of National government bonds in foreign currencies.
(c) Hedges of net investment in foreign operations
The Company uses foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries.
(d) Derivatives not designated as hedging instruments
The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2019 is as follows.
(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,313)	Finance revenues/Interest expense	¥157	—	¥0
Foreign exchange contracts	115	Other (income) and expense	(156)	—	0
Foreign currency swap agreements	(1,816)	Finance revenues/Interest expense/Other (income) and expense	(639)	—	0
(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(8,448)	Finance revenues/Interest expense	¥8,448	Finance revenues/Interest expense

Foreign exchange contracts	(5,538)	Other (income) and expense	5,403	Other (income) and expense
(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,850	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(2,540)	—	¥0
Borrowings and bonds in foreign currencies	(5,963)	—	0	—	0
(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥832	Other (income) and expense
Futures	(912)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,589)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense
Credit derivatives held	105	Other (income) and expense
Options held/written and other	710	Other (income) and expense Life insurance premiums and related investment income*

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2019 (see Note 26 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(11,506)	¥775	¥0
Foreign exchange contracts	(241)	(119)	457
Foreign currency swap agreements	3,851	413	(4,349)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(19,805)	¥0	¥18,955	¥0
Foreign exchange contracts	3,656	(187)	(3,294)	244
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Write-downs of securities
Foreign exchange contracts	¥15,273	¥1,594	¥4,595	¥2,759
Borrowings and bonds in foreign currencies	13,489	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥7	¥159
Futures	1,257	0	(1,843)
Foreign exchange contracts	204	4,803	(1,840)
Credit derivatives held	0	0	(6)
Options held/written and other	402	0	4,481

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2020 (see Note 26 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2021 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥5,051	¥1,522	¥0
Foreign exchange contracts	(45)	827	(585)
Foreign currency swap agreements	(6,043)	553	5,385
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥9,533	¥0	¥(8,990)	¥0
Foreign exchange contracts	(5,032)	438	3,591	(356)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(27,128)	¥1,145	¥3,181	¥21
Borrowings and bonds in foreign currencies	(15,840)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥7	¥(13)
Futures	(9,412)	0	6,980
Foreign exchange contracts	(215)	2,085	12,814
Credit derivatives held	0	0	1
Options held/written and other	(598)	0	(2,419)

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2021 (see Note 26 “Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(3,020)	¥3	¥0
Options held/written and other	0	0	29
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2020 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities*	¥320,344	¥24,397	—	¥0	¥0

*	Accumulated fair value hedge adjustments of ¥(1,599) million are included for hedged items for which hedge accounting has been discontinued.
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2021 is as follows.

Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,249)	¥6	¥0
Options held/written and other	0	0	32
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥314,248	¥12,764	—	¥0	¥0
Installment Loans	17,942	43	—	0	0
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2020 and 2021 are as follows.
March 31, 2020

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥494,893	¥0	—	¥43,889	Other Liabilities
Options held/written and other	742	28	Other Assets	0	—
Futures, foreign exchange contracts	623,172	7,555	Other Assets	4,365	Other Liabilities
Foreign currency swap agreements	68,840	5,079	Other Assets	137	Other Liabilities
Foreign currency long-term debt	612,536	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥7,644	¥0	—	¥113	Other Liabilities
Options held/written and other*	670,044	21,318	Other Assets	20,004	Other Liabilities
Futures, foreign exchange contracts*	372,948	5,710	Other Assets	5,141	Other Liabilities

*
The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥16,754 million, futures contracts of ¥35,875 million and foreign exchange contracts of ¥16,656 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2020, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥598 million, ¥165 million and ¥111 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,564 million and ¥178 million at March 31, 2020, respectively.